TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
NOLs	$ 29,809	$ 32,891
Lease provision	1,567	1,769
Swap instrument	129	390
Mortgage loan	216	246
Reserves and allowances	92
Deferred tax assets	31,813	35,296
Deferred tax liabilities:
Land	(5,336)	(5,931)
Building	(10,667)	(12,016)
Other assets, net	(146)	(273)
Reserves and allowances		(67)
Deferred tax liabilities	(16,149)	(18,287)
Valuation allowance	(29,901)	(32,824)
Deferred tax liabilities, net	$ (14,237)	$ (15,815)